Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Basic and Diluted Net Income (Loss) Per Share [Abstract]
Schedule of Basic and Diluted Net Income (Loss) Per Share	The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share for each class of ordinary shares:
	For the Three Months Ended June 30, 2023		For the Three Months Ended June 30, 2022		For the Six Months Ended June 30, 2023		For the Six Months Ended June 30, 2022
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per ordinary share:
Numerator:
Allocation of net (loss) income	$(610,486)	$(1,171,941)	$(85,233)	$(27,360)	$430,163	$562,607	$(340,397)	$(119,564)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	5,209,190	10,000,000	31,153,000	10,000,000	7,645,901	10,000,000	28,915,492	9,906,630
Basic and diluted net (loss) income per ordinary share	$(0.12)	$(0.12)	$(0.00)	$(0.00)	$0.06	$0.06	$(0.01)	$(0.01)
The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of ordinary shares:
	For the year ended December 31, 2022		For the period from February 10, 2021 (inception) through December 31, 2021
	Class A	Class B	Class B
Basic and diluted net income (loss) per ordinary share:
Numerator:
Allocation of net income (loss) – basic	$524,515	$173,777	$(44,607)
Allocation of net income (loss) – diluted	$523,908	$174,384	$(44,607)
Denominator:
Basic weighted average ordinary shares outstanding	30,043,441	9,953,699	8,700,000
Diluted weighted average ordinary shares outstanding	30,043,441	10,000,000	8,700,000
Basic net income (loss) per ordinary share	$0.02	$0.02	$(0.01)
Diluted net income (loss) per ordinary share	$0.02	$0.02	$(0.01)